STOCK OPTIONS AND RESTRICTED SHARE UNITS (Stock Option Assumptions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate of return	1.41%	1.95%	2.67%
Expected life	6 years 2 months 16 days	5 years 9 months 7 days	6 years 29 days
Expected volatility rate, minimum			77.00%
Expected volatility rate, maximum	71.00%	72.00%	79.00%
Dividend yield	$ 1.74
Number of options issued	1,304,911	2,400,000	2,596,663
Weighted average exercise price of options granted	$ 4.74	$ 5.55	$ 2.51
Compensation expense	25,460,858	16,393,014	10,285,561
Options outstanding	17,061,602
Part-time Employees and Board Members [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options issued			300,000
Weighted average exercise price of options granted			$ 2.76
Compensation expense	$ 252,978	$ 283,344	$ 544,111
Options outstanding	1,849,663
Options exercisable	1,738,025